Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies.
Schedule of collateral provided to Anapass, Inc

The following table includes a summary of the collateral provided to Anapass, Inc. (in thousands):

	March 31,	December 31,	Secured
	2024	2023	Creditor
Cash and cash equivalents	$16,122	$254
Accounts receivable	5,118	4,920
Inventory	1,784	1,486	Anapass, Inc.
Property and equipment	1,988	352
Intangible assets and others	187	199

(in thousands)	December 31,	December 31,	Secured
	2023	2022	Creditor
Cash and cash equivalents	$254	$1,363
Accounts receivable	4,920	4,453
Inventory	1,486	3,480	Anapass, Inc.
Property and equipment	352	485
Intangible assets and others	199	531